Cost of services (Tables)	12 Months Ended
Dec. 31, 2020
Cost of services
Schedule of cost of services

	Year ended December 31,
	2020		2019		2018
Wages and salaries	Ps.	227,076	Ps.	242,237	Ps.	231,753
Maintenance		124,563		177,191		152,583
Security and insurance		134,774		161,351		170,549
Utilities (electric, cleaning and water)		122,961		177,250		210,158
Building lease		2,543		15,683		44,359
Allowance for doubtful accounts		17,738		(241)		(5,960)
Cost of hotel service		30,650		85,706		65,853
Employee statutory profit sharing		1,917		236		1,099
Equipment lease, fees and others		103,736		94,794		107,502
	Ps.	765,958	Ps.	954,207	Ps.	977,896